Income Taxes - Schedule of Income Tax Recognized Directly in Equity (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Current and deferred tax relating to items charged or credited directly to equity [line items]
Income tax expense (recovery) from operations	$ (376)	$ (14,389)
Origination and reversal of temporary differences [member]
Current and deferred tax relating to items charged or credited directly to equity [line items]
Income tax expense (recovery) from operations		1,078
Write down (reversal of write down) or recognition of prior period temporary differences
Current and deferred tax relating to items charged or credited directly to equity [line items]
Income tax expense (recovery) from operations	(376)	(3,001)
Income Tax Recovery [member]
Current and deferred tax relating to items charged or credited directly to equity [line items]
Income tax expense (recovery) from operations	$ (376)	(1,923)
Impact of CRA Settlement [member] | 2005 - 2017 taxation year [member]
Current and deferred tax relating to items charged or credited directly to equity [line items]
Income tax expense (recovery) recognized in equity		$ (12,466)